Annual Total Returns- Invesco Conservative Income Fund (Institutional Class) [BarChart] - Institutional Class - Invesco Conservative Income Fund - Institutional Class	2015	2016	2017	2018	2019	2020
Total	0.47%	1.08%	1.45%	2.01%	3.04%	1.74%